Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.21	£m	£m	£m	£m
Total income	3,199	8,218	(102)	11,315
Credit impairment releases	443	293	6	742
Net operating income/(expenses)	3,642	8,511	(96)	12,057
Operating expenses	(2,114)	(4,606)	(412)	(7,132)
Litigation and conduct	(22)	(84)	7	(99)
Total operating expenses	(2,136)	(4,690)	(405)	(7,231)
Other net income[1]	—	22	131	153
Profit/(loss) before tax	1,506	3,843	(370)	4,979

As at 30.06.21	£bn	£bn	£bn	£bn
Total assets	311.2	1,046.8	18.3	1,376.3

	Barclays UK	Barclays International	Head Office	Barclays Group
Half year ended 30.06.20	£m	£m	£m	£m
Total income	3,171	8,654	(204)	11,621
Credit impairment charges	(1,064)	(2,619)	(55)	(3,738)
Net operating income/(expenses)	2,107	6,035	(259)	7,883
Operating expenses	(2,041)	(4,405)	(117)	(6,563)
Litigation and conduct	(11)	(11)	(8)	(30)
Total operating expenses	(2,052)	(4,416)	(125)	(6,593)
Other net income/(expenses)[1]	13	10	(41)	(18)
Profit/(loss) before tax	68	1,629	(425)	1,272

As at 31.12.20	£bn	£bn	£bn	£bn
Total assets	289.1	1,041.8	18.6	1,349.5
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region

Split of income by geographic region[1]
	Half year ended 30.06.21	Half year ended 30.06.20
	£m	£m
United Kingdom	5,895	5,989
Europe	1,222	1,199
Americas	3,608	3,776
Africa and Middle East	20	20
Asia	570	637
Total	11,315	11,621
1The geographical analysis is based on the location of the office where the transactions are recorded.